UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2006

Date of reporting period: 3/31/2006

Item 1 - Schedule of Investments
Portfolio of Investments

ROYCE VALUE TRUST
SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

COMMON STOCKS - 99.7%
	SHARES	VALUE
Consumer Products - 4.7%
Apparel and Shoes - 2.0%
Kenneth Cole Productions Cl. A	35,000	$969,500
Columbia Sportswear Company a,c	34,600	1,845,218
Jones Apparel Group	81,500	2,882,655
K-Swiss Cl. A	105,000	3,164,700
Oakley a	94,900	1,615,198
Polo Ralph Lauren Cl. A	58,200	3,527,502
Tandy Brands Accessories	16,900	174,070
Timberland Company Cl. A a,c	60,000	2,053,800
Weyco Group	307,992	6,929,820

		23,162,463

Collectibles - 0.1%
Enesco Group a,c	174,800	354,844

Food/Beverage/Tobacco - 0.2%
Hain Celestial Group a,c	37,800	989,982
Hershey Creamery Company a	709	1,418,000

		2,407,982

Home Furnishing and Appliances - 0.3%
Ethan Allen Interiors	35,800	1,504,316
Jacuzzi Brands a,c	145,000	1,425,350
La-Z-Boy	68,200	1,159,400

		4,089,066

Publishing - 0.3%
Scholastic Corporation a,c	130,000	3,478,800

Sports and Recreation - 0.4%
Coachmen Industries	47,700	542,826
Monaco Coach	161,050	2,158,070
Nautilus	2,000	29,900
Thor Industries	26,100	1,392,696

		4,123,492

Other Consumer Products - 1.4%
Blyth a	14,700	308,994
Burnham Holdings Cl. B a	36,000	752,400
Fossil a,c	82,800	1,538,424
Lazare Kaplan International a	103,600	808,080
Leapfrog Enterprises a,c	175,000	1,858,500
Matthews International Cl. A	166,000	6,351,160
RC2 Corporation a	132,600	5,278,806

		16,896,364

Total		54,513,011

Consumer Services - 5.7%
Direct Marketing - 0.1%
FTD Group a,c	55,000	532,950

Leisure and Entertainment - 0.2%
Gemstar-TV Guide International a	201,100	621,399
Shuffle Master a,c	45,000	1,608,300
Steiner Leisure a	2,100	85,050

		2,314,749

Media and Broadcasting - 0.1%
Cox Radio Cl. A a,c	23,000	308,660

Restaurants and Lodgings - 0.9%
Benihana Cl. A a,c	6,600	204,072
CEC Entertainment a	121,400	4,081,468
IHOP Corporation	93,400	4,477,596
Ryan’s Restaurant Group a,c	7,200	104,400
Steak n Shake Company (The) a	80,000	1,688,000

		10,555,536

Retail Stores - 2.0%
Big Lots a	255,300	3,563,988
CarMax a,c	77,000	2,516,360
Children’s Place Retail Stores a,c	25,300	1,464,870
Claire’s Stores a	189,800	6,891,638
Cost Plus a,c	66,600	1,138,860
Fred’s Cl. A a	50,000	663,000
Gander Mountain Company a,c	53,300	502,086
Hot Topic a,c	44,100	639,450
Krispy Kreme Doughnuts a,c	85,000	763,300
99 Cents Only Stores a,c	95,000	1,288,200
Stein Mart	142,800	2,487,576
Urban Outfitters a,c	27,000	662,580
West Marine a	31,100	466,811
Wet Seal (The) Cl. A a,c	162,000	1,077,300

		24,126,019

Other Consumer Services - 2.4%
Corinthian Colleges a,c	106,500	1,533,600
ITT Educational Services a	106,000	6,789,300
Laureate Education a,c	75,000	4,003,500
MoneyGram International	74,900	2,300,928
Sotheby’s Holdings Cl. A a,c	485,200	14,090,208

		28,717,536

Total		66,555,450

Diversified Investment Companies - 0.1%
Closed-End Mutual Funds - 0.1%
Central Fund of Canada Cl. A a	171,500	1,363,425

Total		1,363,425

Financial Intermediaries - 7.8%
Banking - 3.1%
BOK Financial	129,327	6,149,499
Bank of NT Butterfield a	62,500	3,500,000
CFS Bancorp	260,000	3,894,800
Commercial National Financial	44,900	889,020
Exchange National Bancshares	50,400	1,495,872
Farmers & Merchants Bank of Long Beach	1,266	7,184,550
Heritage Financial	12,915	374,535
HopFed Bancorp	25,000	399,500
Jefferson Bancshares	25,000	337,250
Mechanics Bank	200	3,800,000
NBC Capital	30,300	694,779
NetBank	70,000	506,800
Old Point Financial	20,000	577,800
Partners Trust Financial Group	100,000	1,192,000
Sun Bancorp a,c	42,000	819,000
Tompkins Trustco	15,950	767,993
Whitney Holding	40,500	1,436,130
Wilber Corporation	31,700	323,340
Wilmington Trust	31,000	1,343,850
Yadkin Valley Bank & Trust Company	3,800	55,026

		35,741,744

Insurance - 3.6%
Alleghany Corporation a	11,097	3,212,755
Aspen Insurance Holdings	64,000	1,578,240
Commerce Group	44,500	2,351,380
Erie Indemnity Company Cl. A	139,900	7,364,336
IPC Holdings	27,000	757,350
Leucadia National a	43,221	2,578,565
Markel Corporation a	4,200	1,418,256
Montpelier Re Holdings	66,000	1,075,800
NYMAGIC	85,200	2,541,516
Navigators Group a,c	83,200	4,126,720
Ohio Casualty	107,000	3,391,900
ProAssurance Corporation a,c	38,070	1,979,640
PXRE Group a,c	166,551	544,622
RLI	99,724	5,714,185
21st Century Insurance Group	62,000	979,600
Wesco Financial	4,750	1,895,250

		41,510,115

Real Estate Investment Trusts - 0.3%
Bimini Mortgage Management Cl. A	347,500	2,974,600
Gladstone Commercial	30,000	607,500
Government Properties Trust	50,000	477,000

		4,059,100

Securities Brokers - 0.7%
First Albany a,c	350,100	1,971,063
Investment Technology Group a,c	30,400	1,513,920
Knight Capital Group Cl. A a,c	229,700	3,199,721
optionsXpress Holdings	53,000	1,541,240

		8,225,944

Other Financial Intermediaries - 0.1%
MarketAxess Holdings a	67,000	806,010
Nasdaq Stock Market a,c	25,000	1,001,000

		1,807,010

Total		91,343,913

Financial Services - 8.6%
Information and Processing - 2.1%
Advent Software a,c	116,800	3,319,456
eFunds Corporation a,c	126,875	3,278,450
FactSet Research Systems	35,350	1,567,772
Global Payments	137,000	7,262,370
Interactive Data a	134,300	3,156,050
SEI Investments Company a	141,200	5,722,836

		24,306,934

Insurance Brokers - 1.1%
Crawford & Company Cl. A	289,200	1,680,252
Crawford & Company Cl. B	162,300	973,800
Gallagher (Arthur J.) & Company	111,200	3,092,472
Hilb Rogal & Hobbs Company	155,050	6,391,161
U.S.I. Holdings a,c	40,000	645,200

		12,782,885

Investment Management - 4.7%
ADDENDA Capital	81,000	2,000,985
AllianceBernstein Holding L.P.	353,100	23,392,875
BKF Capital Group a	7,500	97,500
Dundee Wealth Management	50,000	494,070
Eaton Vance	140,400	3,844,152
Federated Investors Cl. B	121,900	4,760,195
GAMCO Investors Cl. A	158,600	6,336,070
MCG Capital	138,000	1,947,180
MVC Capital a	353,900	4,317,580
National Financial Partners	22,000	1,243,440
Nuveen Investments Cl. A	138,600	6,673,590

		55,107,637

Other Financial Services - 0.7%
AmeriCredit Corporation a,c	33,000	1,014,090
CharterMac	59,600	1,209,880
Credit Acceptance a,c	50,000	1,175,000
International Securities Exchange Cl. A c	75,000	3,123,750
Municipal Mortgage & Equity	40,300	1,067,950
PRG-Schultz International a	247,000	150,621
Van der Moolen Holding ADR a	21,000	190,890
World Acceptance a,c	21,700	594,580

		8,526,761

Total		100,724,217

Health - 7.0%
Commercial Services - 1.1%
First Consulting Group a	560,900	4,145,051
PAREXEL International a,c	313,700	8,294,228

		12,439,279

Drugs and Biotech - 1.9%
Affymetrix a,c	5,000	164,650
Antigenics a,c	99,300	272,082
Cerus Corporation a,c	21,700	185,752
Connetics Corporation a,c	14,300	242,099
DUSA Pharmaceuticals a,c	79,700	562,682
Endo Pharmaceuticals Holdings a,c	229,800	7,539,738
FX Energy a,c	20,000	104,600
Gene Logic a,c	365,000	1,675,350
Hi-Tech Pharmacal a,c	1,650	46,530
Hollis-Eden Pharmaceuticals a	44,000	271,040
Human Genome Sciences a,c	90,000	978,300
K-V Pharmaceutical Company Cl. A a,c	51,500	1,242,180
Martek Biosciences a,c	12,500	410,375
Medicines Company (The) a,c	20,000	411,400
Millennium Pharmaceuticals a,c	100,000	1,011,000
Myriad Genetics a,c	50,000	1,304,500
Perrigo Company	186,750	3,045,892
QLT a,c	122,060	938,641
SFBC International a,c	10,000	243,800
Telik a	33,000	638,880
VIVUS a,c	163,300	543,789

		21,833,280

Health Services - 1.3%
Albany Molecular Research a	85,000	863,600
Covance a,c	52,700	3,096,125
Cross Country Healthcare a,c	30,000	580,800
Eclipsys Corporation a	20,000	472,200
Gentiva Health Services a	30,150	549,032
HMS Holdings a	50,000	437,500
Lincare Holdings a,c	42,712	1,664,060
MedQuist a	73,893	982,038
National Home Health Care	20,000	214,200
On Assignment a	425,400	4,670,892
Paramount Acquisition a	280,000	2,259,600
Quovadx a,c	3,000	9,570

		15,799,617

Medical Products and Devices - 2.4%
Allied Healthcare Products a,c	197,700	1,190,154
Arrow International	195,728	6,394,434
ArthroCare Corporation a,c	10,000	478,200
Bruker BioSciences a	370,200	1,999,080
CONMED Corporation a,c	81,500	1,560,725
Diagnostic Products	25,000	1,190,750
IDEXX Laboratories a,c	79,000	6,822,440
Invacare Corporation	103,100	3,202,286
Novoste Corporation a,c	16,625	48,876
STERIS Corporation	98,600	2,433,448
Young Innovations	62,550	2,284,326
Zoll Medical a	20,200	532,068

		28,136,787

Personal Care - 0.3%
Helen of Troy a,c	81,600	1,729,920
Inter Parfums	500	9,965
Nutraceutical International a	22,800	343,596
USANA Health Sciences a,c	38,900	1,622,908

		3,706,389

Total		81,915,352

Industrial Products - 17.5%
Automotive - 0.6%
IMPCO Technologies a,c	45,000	293,400
LKQ Corporation a,c	256,000	5,327,360
Quantam Fuel Systems Technologies Worldwide a,c	15,500	55,490
Superior Industries International	52,000	1,006,720

		6,682,970

Building Systems and Components - 1.2%
Decker Manufacturing a	6,022	225,825
Preformed Line Products Company	91,600	3,107,072
Simpson Manufacturing	250,800	10,859,640

		14,192,537

Construction Materials - 1.6%
Ash Grove Cement Company Cl. B a	50,518	8,992,204
ElkCorp	33,650	1,135,687
Florida Rock Industries	25,475	1,432,205
Heywood Williams Group a	958,837	1,711,694
Synalloy Corporation a,b	345,000	5,171,550

		18,443,340

Industrial Components - 1.7%
AMETEK	64,500	2,899,920
Barnes Group	2,000	81,000
Bel Fuse Cl. A	2,000	56,380
C & D Technologies a	345,700	3,194,268
CLARCOR	83,500	2,972,600
Donaldson Company	92,800	3,135,712
GrafTech International a,c	143,400	874,740
Intermagnetics General a	6,525	163,451
PerkinElmer	135,000	3,168,450
Powell Industries a	92,400	2,012,472
II-VI a	13,500	244,215
Woodhead Industries	45,400	753,640

		19,556,848

Machinery - 5.6%
Baldor Electric	62,900	2,130,423
Coherent a,c	243,500	8,549,285
Exco Technologies	91,000	311,684
Federal Signal	58,600	1,084,100
Franklin Electric	84,200	4,601,530
Graco	96,825	4,398,760
Hardinge	274,500	4,416,705
IDEX Corporation	36,000	1,878,120
Lincoln Electric Holdings	203,680	10,996,683
Nordson Corporation	172,200	8,585,892
PAXAR Corporation a,c	267,500	5,234,975
Rofin-Sinar Technologies a,c	128,000	6,928,640
T-3 Energy Services a	51,010	808,509
UNOVA a	3,000	91,530
Williams Controls a,c	37,500	496,875
Woodward Governor Company	154,800	5,147,100

		65,660,811

Metal Fabrication and Distribution - 2.5%
Commercial Metals Company	20,000	1,069,800
CompX International Cl. A	292,300	4,720,645
Earle M Jorgensen Company a	50,000	757,500
Gerdau Ameristeel	100,000	930,000
Harris Steel Group	100,000	2,354,754
IPSCO	14,500	1,509,305
Kaydon Corporation	208,700	8,423,132
NN a	127,100	1,640,861
Novamerican Steel a	10,800	496,260
Oregon Steel Mills a	107,100	5,480,307
Reliance Steel & Aluminum	8,500	798,320
Schnitzer Steel Industries Cl. A	34,000	1,456,900

		29,637,784

Paper and Packaging - 0.1%
Peak International a,c	408,400	1,127,184

Pumps, Valves and Bearings - 0.2%
Conbraco Industries a	7,630	2,395,820

Specialty Chemicals and Materials - 1.8%
Aceto Corporation a	18,050	133,028
Bairnco Corporation	43,000	459,670
Balchem Corporation a	11,250	259,537
CFC International a	99,000	1,641,668
Cabot Corporation	56,500	1,920,435
Hawkins	206,878	2,910,773
Lydall a,c	35,500	342,575
MacDermid	264,131	8,491,812
Schulman (A.)	183,100	4,531,725
Sensient Technologies	22,000	397,100

		21,088,323

Textiles - 0.1%
Unifi a,c	165,100	551,434

Other Industrial Products - 2.1%
Brady Corporation Cl. A	228,800	8,570,848
Diebold	85,000	3,493,500
Distributed Energy Systems a	32,000	227,200
Kimball International Cl. B	437,380	6,578,195
Maxwell Technologies a	21,500	419,465
Myers Industries	30,499	487,679
Peerless Manufacturing a,b	158,600	3,092,700
Solar Integrated Technologies a	75,000	475,613
Waters Corporation a,c	23,200	1,001,080

		24,346,280

Total		203,683,331

Industrial Services - 13.7%
Advertising and Publishing - 0.7%
Interpublic Group of Companies a,c	510,000	4,875,600
Lamar Advertising Company Cl. A a,c	24,000	1,262,880
MDC Partners Cl. A a	60,000	511,800
ValueClick a,c	65,600	1,109,952

		7,760,232

Commercial Services - 4.8%
ABM Industries	134,800	2,584,116
Aaron Rents	4,500	122,265
Alliance Data Systems a,c	39,100	1,828,707
Allied Waste Industries a	188,800	2,310,912
Anacomp Cl. A a	26,000	269,100
BB Holdings a	194,900	896,540
Bennett Environmental a	20,900	93,214
Central Parking	18,300	292,800
Convergys Corporation a,c	121,000	2,203,410
Copart a,c	158,100	4,339,845
Dolby Laboratories Cl. A a	83,900	1,753,510
First Advantage Cl. A a,c	5,000	120,900
Global Imaging Systems a,c	50,000	1,899,000
Hewitt Associates Cl. A a	135,500	4,029,770
Iron Mountain a,c	181,175	7,381,070
Learning Tree International a,c	53,400	647,208
MPS Group a	564,600	8,638,380
Manpower a	105,800	6,049,644
New Horizons Worldwide a	228,600	137,160
RHJ International a	157,500	3,729,527
RemedyTemp Cl. A a	160,700	1,968,575
Renaissance Learning	15,000	270,000
Rollins	130,500	2,641,320
Spherion Corporation a,c	53,000	551,200
TRC Companies a	3,600	48,708
Viad Corporation	9,025	309,377
Wright Express a,c	30,000	841,500

		55,957,758

Engineering and Construction - 1.2%
Dycom Industries a,c	47,700	1,013,625
Fleetwood Enterprises a	234,300	2,617,131
Insituform Technologies Cl. A a,c	174,300	4,636,380
Washington Group International a	100,000	5,739,000

		14,006,136

Food and Tobacco Processors - 0.5%
American Italian Pasta Company Cl. A a	10,000	62,600
MGP Ingredients a	216,400	3,505,680
Performance Food Group a,c	10,000	311,900
Seneca Foods Cl. A a	68,600	1,347,990
Seneca Foods Cl. B a	10,900	214,185

		5,442,355

Industrial Distribution - 1.9%
Aviall a,c	44,400	1,690,752
Central Steel & Wire a	5,584	3,422,992
MSC Industrial Direct Company	20,000	1,080,400
Ritchie Bros. Auctioneers	310,400	15,364,800
Strategic Distribution a	115,000	1,036,150

		22,595,094

Printing - 0.1%
Bowne & Co.	68,100	1,135,227

Transportation and Logistics - 4.0%
Alexander & Baldwin	60,000	2,860,800
Arkansas Best	1,200	46,944
Atlas Air Worldwide Holdings a,c	17,000	790,500
C. H. Robinson Worldwide	80,000	3,927,200
Continental Airlines Cl. B a,c	100,000	2,690,000
EGL a,c	123,125	5,540,625
Forward Air	234,750	8,753,828
Frozen Food Express Industries a,c	286,635	2,995,336
Grupo Aeroportuario del Sureste a	36,900	1,231,722
Hub Group Cl. A a,c	87,200	3,974,576
Landstar System	11,200	494,144
Patriot Transportation Holding a	96,300	6,550,326
Railpower Technologies a	67,000	258,167
UTI Worldwide a	105,000	3,318,000
Universal Truckload Services a	115,100	2,883,255

		46,315,423

Other Industrial Services - 0.5%
Landauer	117,900	5,920,938

Total		159,133,163

Natural Resources - 9.5%
Energy Services - 3.2%
Atwood Oceanics a,c	14,700	1,484,847
Carbo Ceramics	148,400	8,445,444
Core Laboratories a	10,000	475,500
Environmental Power a	326,000	2,308,080
Global Industries a,c	54,500	789,705
Hanover Compressor Company a,c	160,000	2,979,200
Helmerich & Payne	60,300	4,210,146
Input/Output a	544,100	5,283,211
TETRA Technologies a,c	34,000	1,599,360
Universal Compression Holdings a	105,000	5,320,350
Veritas DGC a,c	5,000	226,950
Willbros Group a,c	207,600	4,222,584

		37,345,377

Oil and Gas - 3.2%
Alon USA Energy	59,100	1,455,042
Bill Barrett a,c	50,000	1,629,500
Carrizo Oil & Gas a,c	41,700	1,083,783
Cimarex Energy	193,990	8,392,007
Falcon Oil & Gas a	360,000	856,959
Hornbeck Offshore Services a,c	33,000	1,190,310
Houston Exploration Company (The) a,c	50,000	2,635,000
Particle Drilling Technologies a,c	61,500	329,640
Penn Virginia	18,700	1,327,700
PetroCorp a,d	61,400	0
Pioneer Drilling Company a	1,800	29,574
Pogo Producing Company	1,700	85,425
Remington Oil & Gas a	78,500	3,392,770
SEACOR Holdings a,c	153,500	12,157,200
Tesoro Corporation	21,000	1,435,140
W &T Offshore	25,000	1,007,750

		37,007,800

Precious Metals and Mining - 2.7%
Agnico-Eagle Mines	34,000	1,035,300
Bema Gold a,c	300,000	1,329,000
Cambior a	341,000	1,115,070
Constellation Copper a	186,900	376,088
Entree Gold a,c	90,000	211,500
Etruscan Resources a	675,900	1,099,636
Gammon Lake Resources a	196,300	3,553,030
Glamis Gold a	227,000	7,418,360
Golden Star Resources a	135,000	430,650
Hecla Mining Company a,c	598,000	3,952,780
IAMGOLD Corporation a	170,000	1,467,100
Ivanhoe Mines a,c	140,000	1,348,200
Meridian Gold a,c	111,000	3,291,150
Miramar Mining a,c	245,000	830,550
Pan American Silver a,c	41,000	1,041,400
QGX a	30,000	115,597
Randgold Resources a	53,000	963,010
Stillwater Mining Company a,c	10,780	177,439
Western Silver a,c	22,500	528,075
Yamana Gold a,c	80,000	740,800

		31,024,735

Real Estate - 0.3%
Alico	27,000	1,226,880
Consolidated-Tomoka Land	13,564	842,731
Trammell Crow Company a,c	46,500	1,658,190

		3,727,801

Other Natural Resources - 0.1%
PICO Holdings a	55,200	1,815,528

Total		110,921,241

Technology - 22.8%
Aerospace and Defense - 0.7%
Allied Defense Group (The) a	45,700	1,003,115
Armor Holdings a,c	19,000	1,107,510
Astronics Corporation a	52,400	706,876
Axsys Technologies a	10,000	170,500
Ducommun a	117,200	2,601,840
Herley Industries a,c	2,000	41,760
Hexcel Corporation a,c	47,500	1,043,575
Integral Systems	49,800	1,344,102

		8,019,278

Components and Systems - 7.6%
Adaptec a,c	167,000	923,510
American Power Conversion	151,200	3,494,232
Analogic Corporation	57,655	3,816,761
Belden CDT	57,800	1,573,894
Checkpoint Systems a	53,300	1,432,704
Dionex Corporation a	81,000	4,979,880
Electronics for Imaging a,c	25,000	699,250
Energy Conversion Devices a,c	115,500	5,680,290
Excel Technology a	168,500	4,965,695
Hutchinson Technology a,c	44,500	1,342,565
Imation Corporation	15,700	673,687
InFocus Corporation a	255,300	1,212,675
KEMET Corporation a	95,600	905,332
Kronos a,c	38,775	1,449,797
Methode Electronics	50,000	544,500
Metrologic Instruments a,c	15,000	346,950
Newport Corporation a,c	592,200	11,168,892
On Track Innovations a,c	40,000	502,000
Perceptron a	397,400	3,381,874
Plexus Corporation a,c	325,700	12,236,549
Power-One a,c	10,000	72,000
REMEC a	143,387	189,271
Radiant Systems a,c	32,500	439,400
Richardson Electronics	161,000	1,513,400
SafeNet a,c	36,240	959,635
Symbol Technologies	99,389	1,051,536
TTM Technologies a,c	221,400	3,208,086
Technitrol	311,200	7,462,576
Tektronix	159,680	5,702,173
UQM Technologies a,c	50,000	224,500
Vishay Intertechnology a,c	186,000	2,648,640
Zebra Technologies Cl. A a	76,525	3,422,198

		88,224,452

Distribution - 1.7%
Agilysys	165,125	2,486,782
Anixter International a	71,885	3,434,665
Benchmark Electronics a	138,800	5,322,980
Brightpoint a,c	18,090	561,875
Solectron Coporation a	1,170,100	4,680,400
Tech Data a,c	86,500	3,192,715

		19,679,417

Internet Software and Services - 1.3%
Arbinet-thexchange a,c	87,200	641,792
CMG Information Services a,c	1,105,000	1,635,400
CNET Networks a,c	155,400	2,208,234
CryptoLogic	137,000	3,533,230
CyberSource Corporation a,c	10,000	111,600
EarthLink a,c	55,200	527,160
eResearch Technology a,c	72,000	1,036,080
Internap Network Services a	1,448,900	1,361,966
Internet Security Systems a,c	40,000	959,200
Lionbridge Technologies a	37,500	296,625
RSA Security a,c	14,000	251,160
RealNetworks a,c	245,400	2,024,550
S1 Corporation a,c	20,000	100,800
SupportSoft a,c	220,000	974,600

		15,662,397

IT Services - 4.4%
answerthink a,c	655,000	4,211,650
BearingPoint a,c	788,800	6,696,912
Black Box	47,000	2,258,350
CACI International Cl. A a,c	10,000	657,500
CIBER a,c	10,000	63,800
Cogent Communications Group a,c	226,900	2,212,275
Computer Task Group a	101,100	429,675
Covansys Corporation a	238,900	4,106,691
DiamondCluster International a,c	80,400	860,280
Forrester Research a	40,300	899,496
Gartner Cl. A a	126,000	1,757,700
Keane a	468,000	7,371,000
MAXIMUS	127,900	4,601,842
Perot Systems Cl. A a	165,100	2,568,956
Sapient Corporation a,c	731,602	5,582,123
Syntel	152,679	2,888,687
TriZetto Group (The) a,c	215,200	3,785,368

		50,952,305

Semiconductors and Equipment - 2.3%
BE Semiconductor Industries a	58,000	352,640
Brooks Automation a,c	43,500	619,440
Cabot Microelectronics a	131,200	4,867,520
Catalyst Semiconductor a	200	980
CEVA a	31,666	209,946
Cognex Corporation	55,300	1,639,092
Conexant Systems a,c	11,980	41,331
Credence Systems a,c	53,600	393,424
DSP Group a,c	115,000	3,336,150
DTS a,c	64,100	1,260,206
Exar Corporation a,c	181,976	2,598,617
Fairchild Semiconductor International Cl. A a,c	51,200	976,384
International Rectifier a,c	20,000	828,600
Intevac a,c	57,450	1,653,411
Kulicke & Soffa Industries a,c	105,800	1,009,332
MEMC Electronic Materials a,c	20,300	749,476
Novellus Systems a,c	44,300	1,063,200
Pericom Semiconductor a,c	58,000	571,880
Power Integrations a,c	49,000	1,214,220
Sanmina-SCI Corporation a,c	100,000	410,000
Semitool a,c	50,000	568,500
Staktek Holdings a	184,700	1,145,140
Veeco Instruments a,c	65,000	1,517,750

		27,027,239

Software - 2.7%
ANSYS a,c	20,000	1,083,000
Aspen Technology a	27,100	342,815
BEA Systems a,c	100,000	1,313,000
Borland Software a,c	230,000	1,242,000
iPass a,c	268,400	2,149,884
JDA Software Group a,c	99,900	1,442,556
MRO Software a	46,000	734,160
ManTech International Cl. A a,c	119,400	3,966,468
Manugistics Group a,c	49,200	106,272
NAVTEQ Corporation a,c	20,000	1,013,000
NetIQ Corporation a,c	60,000	669,000
PLATO Learning a,c	149,642	1,420,103
Progress Software a	30,500	887,245
SPSS a	179,600	5,686,136
Sybase a,c	82,600	1,744,512
THQ a,c	20,000	517,800
Transaction Systems Architects Cl. A a,c	203,150	6,340,312
Verint Systems a,c	40,000	1,414,800

		32,073,063

Telecommunications - 2.1%
ADTRAN	65,000	1,701,700
Broadwing Corporation a,c	1,000	14,740
Catapult Communications a,c	87,100	1,158,430
Covad Communications Group a,c	35,000	67,550
Foundry Networks a,c	373,400	6,780,944
Globecomm Systems a,c	233,700	1,729,380
IDT Corporation a,c	25,000	273,750
IDT Corporation Cl. B a,c	65,000	719,550
Level 3 Communications a,c	400,000	2,072,000
PECO II a,c	93,600	200,304
Time Warner Telecom Cl. A a,c	179,000	3,213,050
Tollgrade Communications a	20,000	297,600
USA Mobility a,c	84,500	2,406,560
West Corporation a,c	75,000	3,349,500
Yak Communications a	20,000	78,400

		24,063,458

Total		265,701,609

Utilities - 0.2%
CH Energy Group	44,500	2,136,000
Southern Union	11,576	287,432

Total		2,423,432

Miscellaneous e - 2.1%
Total		24,213,154

TOTAL COMMON STOCKS
(Cost $705,747,863)		1,162,491,298

PREFERRED STOCKS - 0.1%
Aristotle Corporation 11.00% Conv. a	4,800	37,584
Seneca Foods Conv. a	100	1,865
Seneca Foods Conv. a,d	85,000	1,503,225

TOTAL PREFERRED STOCKS
(Cost $1,311,958)		1,542,674

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.1%
Dixie Group 7.00%
Conv. Sub. Deb. due 5/15/12	$445,000	431,650

TOTAL CORPORATE BONDS
(Cost $357,753)		431,650

REPURCHASE AGREEMENTS - 19.0%
State Street Bank & Trust Company, 4.60% dated 3/31/06, due 4/3/06, maturity value $107,432,167 (collateralized by obligations of various U.S. Government Agencies, valued at $110,076,638) (Cost $107,391,000)		107,391,000

Lehman Brothers (Tri-Party), 4.73% dated 3/31/06, due 4/3/06, maturity value $115,045,329 (collateralized by obligations of various U.S. Government Agencies, valued at $117,303,891) (Cost $115,000,000)		115,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $222,391,000)		222,391,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 10.0%
U.S. Treasury Bonds
5.25%-8.875% due 8/15/17-5/15/30	$167,974	169,563
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-4.6423%)		116,201,035

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $116,370,598)		116,370,598

TOTAL INVESTMENTS - 128.9%
(Cost $1,046,179,172)		1,503,227,220

LIABILITIES LESS CASH AND OTHER ASSETS - (10.0)%		(117,372,612)

PREFERRED STOCK - (18.9)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$1,165,854,608

a	Non-income producing.

b	At March 31, 2006, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the period ended March 31, 2006:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/05	12/31/05	Purchases	Sales	Gain (Loss)	Income	3/31/06	3/31/06

Peerless Manufacturing	158,600	$2,775,500	-	-	-	-	158,600	$3,092,700

Synalloy Corporation	345,000	3,610,080	-	-	-	-	345,000	5,171,550

		$6,385,580	-	-	-	-		$8,264,250

c	A portion of these securities were on loan at March 31, 2006. Total market value of loaned securities at March 31, 2006 was $113,764,372.

d	Securities for which market quotations are no longer readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures established by the Fund's Board of Directors.

e	Includes securities first acquired in 2006 and less than 1% of net assets applicable to Common Stockholders.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,048,131,218. At March 31, 2006, net unrealized appreciation for all securities was $455,096,002, consisting of aggregate gross unrealized appreciation of $479,921,483 and aggregate gross unrealized depreciation of $24,825,481. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.
Securities that trade on an exchange or Nasdaq, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund's Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and is invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund's most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant ’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: May 16, 2006

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: May 16, 2006